UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.2% (1.5% of Total Investments)
$ 1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$1,999,904
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Health Care – 12.9% (8.7% of Total Investments)
1,500	California Health Facilities Financing Authority, Revenue Bonds, UCSF – Stanford Healthcare,	11/08 at 101.00	AAA	1,546,710
	Series 1998A, 5.000%, 11/15/31 – FSA Insured
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,928,502
	LLC, Series 2001A, 5.550%, 8/01/31
2,000	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,172,900
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/23 – FSA Insured
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	4,481,631
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	1,417,172
	Center, Series 2004, 5.875%, 7/01/26

10,620	Total Health Care			11,546,915

	Housing/Multifamily – 1.4% (0.9% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	BBB+	1,200,055
	2003, 5.000%, 5/01/23

	Long-Term Care – 5.7% (3.8% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,057,230
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	2,121,040
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26
1,815	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the	11/13 at 100.00	A	1,917,039
	Aging, Series 2003, 5.000%, 11/15/18

4,815	Total Long-Term Care			5,095,309

	Tax Obligation/General – 47.7% (31.8% of Total Investments)
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General	8/12 at 101.00	Aaa	2,127,640
	Obligation Bonds, Series 2002A, 5.000%, 8/01/26 – MBIA Insured
	California, General Obligation Bonds, Series 2004:
1,000	5.125%, 2/01/27	2/14 at 100.00	A+	1,072,370
500	5.250%, 4/01/34	4/14 at 100.00	A+	541,120
	California, General Obligation Refunding Bonds, Series 2002:
3,750	5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AAA	3,956,025
3,000	5.250%, 4/01/30 – XLCA Insured	4/12 at 100.00	AAA	3,209,640
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	480,636
	2002A, 5.000%, 8/01/25 – FGIC Insured
	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2003B:
4,500	5.000%, 8/01/26 – FSA Insured	8/13 at 100.00	AAA	4,788,000
2,030	5.000%, 8/01/27 – FSA Insured	8/13 at 100.00	AAA	2,159,920
10,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	11,208,855
	5.000%, 7/01/22 – FSA Insured
1,540	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	1,628,026
	4.750%, 7/01/25 – FGIC Insured (UB)
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 – MBIA Insured	9/12 at 100.00	AAA	2,123,920
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	AAA	1,064,690
	Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured
140	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	150,641
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	3,159,240
	Series 2000B, 5.125%, 7/01/22 – MBIA Insured
152	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	156,075
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
635	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	652,022
	Series 2006G-1, 4.500%, 7/01/29 – FSA Insured (UB)
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds,	8/12 at 100.00	AAA	4,078,667
	Series 2003A, 5.000%, 8/01/28 – FSA Insured

40,052	Total Tax Obligation/General			42,557,487

	Tax Obligation/Limited – 41.6% (27.7% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	585,129
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
2,025	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	AAA	2,197,064
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	2,227,740
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	4,212,680
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
170	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	183,287
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
525	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area	9/16 at 101.00	AAA	568,097
	Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	1,726,596
	5.000%, 9/01/21 – AMBAC Insured
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	140,660
	5.000%, 9/01/20 – XLCA Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	AAA	5,721,380
	Series 2003C, 5.000%, 9/02/21 – AMBAC Insured
315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	335,295
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	10/12 at 100.00	AAA	1,861,686
	Building Project II, Series 2002C, 5.000%, 10/01/27 – AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	2,112,940
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/10 at 103.00	AAA	1,581,780
	Series 2002, 5.000%, 9/02/33 – MBIA Insured
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	159,665
	2005A, 5.000%, 9/01/35 – XLCA Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	200,959
	8/01/25 – AMBAC Insured
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project,
	Series 2002D:
3,000	5.000%, 2/01/27 – AMBAC Insured	2/12 at 100.00	AAA	3,139,410
3,300	5.000%, 2/01/32 – AMBAC Insured	2/12 at 100.00	AAA	3,453,186
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	1,247,988
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,905,758
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 – MBIA	11/12 at 100.00	AAA	2,577,328
	Insured

35,135	Total Tax Obligation/Limited			37,138,628

	Transportation – 10.2% (6.8% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	AAA	5,762,330
	Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	2,010,640
	1995A, 5.000%, 1/01/35
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	1,360,125
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/25 – FGIC Insured

8,780	Total Transportation			9,133,095

	U.S. Guaranteed – 9.8% (6.5% of Total Investments) (4)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds,	8/12 at 100.00	AAA	1,080,490
	Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FSA Insured
1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	1,089,590
	Series 1999A, 6.250%, 12/01/34 (Pre-refunded 12/01/09)
1,940	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	8/08 at 102.00	AAA	2,026,718
	System, Series 1998A, 5.000%, 8/01/22 (Pre-refunded 8/01/08) – AMBAC Insured
3,135	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/08 at 101.00	AAA	3,234,850
	Airport, Second Series Issue 16B, 5.000%, 5/01/24 (Pre-refunded 5/01/08) – FSA Insured
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	1,269,788
	Project, Series 2002, 5.000%, 8/01/32 (Pre-refunded 8/01/10) – MBIA Insured

8,295	Total U.S. Guaranteed			8,701,436

	Utilities – 5.6% (3.7% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,098,490
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
3,055	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,246,335
	2001A-1, 5.250%, 7/01/22 – FSA Insured
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	297,470
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	334,217
	9/01/31 – XLCA Insured

4,640	Total Utilities			4,976,512

	Water and Sewer – 11.9% (7.9% of Total Investments)
215	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	231,342
	5.000%, 4/01/36 – MBIA Insured
1,055	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	1,056,846
	12/01/33 – MBIA Insured
170	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	182,981
	5.000%, 6/01/31 – MBIA Insured
370	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	400,684
	2006, 5.000%, 12/01/36 – FGIC Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
3,000	5.000%, 8/01/22 – MBIA Insured	8/12 at 100.00	AAA	3,183,480
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,652,900
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	1,248,629
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,	10/11 at 100.00	AAA	1,671,424
	5.000%, 10/01/26 – AMBAC Insured

10,090	Total Water and Sewer			10,628,286

$ 125,217	Total Long-Term Investments (cost $125,847,977) – 149.0%			132,977,627

	Short-Term Investments – 1.1% (0.7% of Total Investments)
1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	1,000,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $126,847,977) – 150.1%			133,977,627

	Floating Rate Obligations – (2.1%)			(1,902,000)

	Other Assets Less Liabilities – 2.4%			2,159,134

	Preferred Shares, at Liquidation Value – (50.4)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$89,234,761

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of inverse floating rate transactions subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $125,424,079.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$7,141,993
Depreciation	(489,813)

Net unrealized appreciation (depreciation) of investments	$6,952,180

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.